Fair Value Measurements - Summary of Fair Value on Recurring Basis (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Bifurcated embedded derivative liabilities	$ 0
Related Party [Member]
Liabilities:
Bifurcated embedded derivative liabilities		$ 0	$ 1,936,827
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Warrant liabilities - public		575,000
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Warrant liabilities - public	460,000	575,000
Fair Value, Inputs, Level 3 [Member]
Liabilities:
GEM warrant liabilities	233,000	641,000
Yorkville convertible note	$ 3,064,000	$ 1,766,000
Bifurcated embedded derivative liabilities			845,473
SAFE			663,804
Fair Value, Inputs, Level 3 [Member] | Related Party [Member]
Liabilities:
Bifurcated embedded derivative liabilities			1,936,827
SAFE			$ 8,802,196